Income Taxes - Schedule of Pre-Tax Income (loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Pre-Tax Income (loss) [Abstract]
Domestic	$ 2,016,925	$ (12,732,735)
Foreign		(415,553)
Pre-tax income (loss)	$ 2,016,925	$ (13,148,288)